CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss		$ (56,495,120)	$ (51,609,472)	$ (133,593,621)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		20,054,717	22,663,879	19,872,497
Bad debt provision		$ (4,799,411)	$ 500,329	47,400,809
Share-based compensation				217
Loss from disposal of property, plant and equipment		$ 675,054	$ 156,593	$ 10,152
Project assets impairment		1,608,505
Inventory write-down		$ 1,353,770	$ 1,663,051	$ 6,925,478
Loss on changes in fair value of derivatives				369,309
Gain on repurchase of convertible senior notes				(10,348,750)
Amortization of convertible senior notes issuance cost and Share Lending Agreement			$ 15,934	$ 964,749
Gain on disposal of subsidiaries	[1]	$ (9,150,952)	(2,196,198)
Others		166,414	112,339	$ 152,554
Changes in operating assets and liabilities:
Accounts receivable and notes receivable		27,714,858	(6,891,374)	27,649,693
Amounts due from related parties		2,732,663	(16,980,025)	(36,750,808)
Advance to suppliers		1,311,308	(1,873,321)	48,681
Inventories		$ (10,004,326)	37,534,916	(46,803,682)
Project assets			(5,393,761)	4,442,922
Prepaid expenses and other current assets and VAT receivable		$ 2,187,345	7,046,015	20,023,346
Other long-term assets		428,760	(2,798,282)	2,899,490
Deferred tax assets		(342,620)	(2,735,317)	15,955,998
Accounts payable and notes payable		(37,589,057)	(27,101,093)	49,643,649
Amount due to related parties		(2,676,738)	(58,784,951)	12,972,949
Accrued expenses and other liabilities and Advance from suppliers		245,646	495,461	5,434,253
Income tax payable		$ 76,775	$ 3,030,065	2,942,606
Prepaid land use rights				(5,825,188)
Net cash used in operating activities		$ (62,502,409)	$ (103,145,212)	(15,612,697)
Investing activities:
Purchases of property, plant and equipment		(20,193,342)	(40,901,214)	(44,288,415)
Subsidy received from local government to purchase plant and equipment		4,718,080	$ 6,418,016	$ 3,018,154
Proceeds from disposal of property, plant and equipment		1,171,638
Proceeds from disposal of subsidiaries		6,793,288	$ 4,264,462
Change in restricted cash		14,799,992	32,415,250	$ (142,176,204)
Net cash provided by (used in) investing activities		7,289,656	2,196,514	$ (183,446,465)
Financing activities:
Capital injection from noncontrolling interest		$ 659,945	318,984
Repurchase of convertible senior notes			(1,500,000)	$ (15,651,250)
Proceeds from short-term bank borrowings		$ 494,568,328	614,276,765	653,773,767
Proceeds from long-term bank borrowings		81,503,071	62,370,160	46,137,937
Repayment of bank borrowings		(527,074,770)	(706,361,235)	(513,096,521)
Net cash provided by (used in) financing activities		49,656,574	(30,895,326)	171,163,933
Effect of exchange rate changes on cash and cash equivalents		(6,660,410)	2,827,184	1,728,782
Net increase (decrease) in cash and cash equivalents		(12,216,589)	(129,016,840)	(26,166,447)
Cash and cash equivalents at the beginning of the year		54,295,577	183,312,417	209,478,864
Cash and cash equivalents at the end of the year		42,078,988	54,295,577	183,312,417
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized		29,790,059	27,501,427	27,671,213
Income taxes paid		$ 558,017	832,879	1,014
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received (paid) in connection with Share Lending Agreement			(2,097,340)	443,100
Purchase of property, plant and equipment included in accounts payable		$ 23,262,943	$ 19,159,892	$ 21,972,470

[1]	The gain on disposal of subsidiaries for the year ended December 31, 2013 arose from disposal of the Company's wholly owned subsidiaries, Jinchang New Sunshine Solar Power Co., Ltd. (“Jinchang New Sunshine”) and Hami Huiteng Solar Power Co., Ltd (“Hami Huiteng”). Jinchang New Sunshine and Hami Huiteng were mainly engaged in the photovoltaic project's engineering and sales, and were on their pre-operating stage. During the year of 2013, the Company entered into sale agreements with Changzhou Guangyu New Energy Co., Ltd. and Changzhou Dinghui New Energy Co., Ltd. to dispose of its 100% equity interest in Jinchang New Sunshine and Hami Huiteng, respectively. The disposals were completed on December 10, 2013. The amount of the consideration for disposal of Jinchang New Sunshine was $1.9 million, of which $1.6 million has been collected. The carrying amount of net assets on the date of disposal was $0.4 million. The Company recorded a disposal gain of $1.5 million in Other (expense) income, net. The amount of the consideration for disposal of Hami Huiteng was $4.3 million, of which $2.7 million has been collected. The carrying amount of net assets on the date of disposal was $3.6 million. The Company recorded a disposal gain of $0.7 million in Other (expense) income, net. The disposal did not constitute discontinued operations as the Company will continuously be the sole material provider of Jinchang New Sunshine and Hami Huiteng, for the construction of the photovoltaic projects, and therefore, significant cash inflows are expected to be received by the Company as a result of such continuation of activities with Jinchang New Sunshine and Hami Huiteng after the disposal transaction. The gain on disposal of subsidiary for the year ended December 31, 2014 arose from disposal of the Company's wholly owned subsidiary, China Sunergy (Shanghai) Co., Ltd. (“Sunergy Shanghai”). Sunergy Shanghai was mainly engaged in Solar cells manufacturing, and was not in operation due to the over-capacity of the Solar cells manufacturing according to the best market estimation from the management. During the current year, the Company entered into a sale agreement with China Electric Equipment Group Co., Ltd. to dispose of its 100% equity interest in Sunergy Shanghai. The disposal was completed on April 3, 2014. The amount of the consideration for disposal of Sunergy Shanghai was $37.6 million and $24.6 million was settled through forgiveness of the amount due from the Group by Sunergy Shanghai and the Group expected to receive the net cash consideration of $13.0 million, of which $ 6.8 million has been collected. The carrying amount of net assets on the date of disposal was $28.4 million. The Company recorded a disposal gain of US$9.2 million in Other (expense) income, net. The disposal did not constitute discontinued operation as the Company disposed Sunergy Shanghai to a related party and the Company intends to have continuation of activities with Sunergy Shanghai, such as significant business and in and out cash-flows, after the disposal transaction.